FAIR VALUE AND RISK MANAGEMENT - Risk Management - Interest rate risk (Details) - Interest rate risk	12 Months Ended
Dec. 31, 2019
Fixed interest rate
Risk Management
Percentage of debt	55.00%
Variable interest rate
Risk Management
Percentage of debt	45.00%
2021 Debentures | Fixed interest rate
Risk Management
Effective interest rate (in percent)	2.68%
2023 Debentures | Fixed interest rate
Risk Management
Effective interest rate (in percent)	2.43%
2024 Term Loan | Variable interest rate
Risk Management
Effective interest rate (in percent)	0.522%
2026 Term Loan | Variable interest rate
Risk Management
Effective interest rate (in percent)	1.355%